--------------------------------------------------------------------------------
 MONARCH FUNDS
--------------------------------------------------------------------------------

Treasury Cash Fund
Government Cash Fund
Cash Fund

                                    --------------------------------------------
                                     SEMI-ANNUAL REPORT
                                    --------------------------------------------
                                     February 28, 2003

Dear Shareholders:

As you know, the past six months have been marked by continued uncertainty and turbulence in the markets. Although inflation has remained low, the Federal Reserve Bank lowered the Federal Funds rate in November 2002 for the first time in nearly a year to 1.25% to help spur on a slower than expected recovery. Our portfolio management team extended the average maturities of the Funds' portfolios seeking to realize the highest possible yields. The team has also increased its scrutiny of issuers whose securities are held in the portfolios during this period of political and economic uncertainty.

We are pleased to report that the Universal Shares class in both Cash Fund and Government Cash Fund, held the number 8 and 13 spots, respectively, for ten-year total returns as of February 28, 2003 for all 340 taxable money market funds tracked by iMoneyNet, Inc. over that period.*

For more than ten years, we have remained committed to maintaining your $1.00 per share price through the skilled and prudent portfolio management you expect. We thank all of our investors and the financial intermediaries we service for their continued support. Please feel free to call us with your questions or comments at (800)754-8757.

                                         Sincerely,

                                         /s/ John Y. Keffer
                                         John Y. Keffer
                                         Chairman

 * PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND INVESTMENT RETURNS WILL FLUCTUATE. Universal Shares of Cash Fund and Government Cash Fund, ranked 8 and 14, respectively, for ten-year total return as of March 31, 2003 for all 360 taxable money market funds tracked by iMoneyNet, Inc.
   Rankings       for      other      share       classes      will      vary.

------------------------------------------------------------------------------------------------------------

                               TABLE OF CONTENTS

FINANCIAL STATEMENTS OF MONARCH FUNDS
Statements of Assets and Liabilities..........   3     Financial Highlights..........................   6
Statements of Operations......................   4     Notes to Financial Statements.................   8
Statements of Changes in Net Assets...........   5     FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE).  11

------------------------------------------------------------------------------------------------------------


ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY, AND IS NOT ENDORSED OR GUARANTEED BY ANY BANK OR ANY AFFILIATE OF A BANK. THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF A MONARCH FUNDS PROSPECTUS. FORUM FUND SERVICES, LLC, DISTRIBUTOR. (4/03)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF ASSETS AND LIABILITIES
 February 28, 2003 (Unaudited)

                                                               TREASURY      GOVERNMENT
                                                                 CASH           CASH           CASH
                                                                 FUND           FUND           FUND
                                                             ------------   ------------   ------------
Assets
  Total investment, at value (Notes 1 and 2)...............  $115,872,186   $291,727,937   $779,198,624
  Receivable from Administrator............................         4,669         3,713           2,773
  Prepaid expenses.........................................         6,603         3,534          14,770
                                                             ------------   ------------   ------------
Total Assets...............................................   115,883,458   291,735,184     779,216,167
                                                             ------------   ------------   ------------
Liabilities
  Payables:
     Dividends payable.....................................        44,973       236,926         357,027
  Accrued Liabilities:
     Administration fees (Note 3)..........................         6,072        11,447          35,322
     Transfer Agent fees (Note 3)..........................        19,250        23,529          99,049
     Shareholder Service Agent fees (Note 3)...............         8,767        17,717          92,253
     Distribution fees (Note 3)............................        20,148        10,258          87,619
     Other.................................................         9,553        22,790          51,386
                                                             ------------   ------------   ------------
Total Liabilities..........................................       108,763       322,667         722,656
                                                             ------------   ------------   ------------
Net Assets.................................................  $115,774,695   $291,412,517   $778,493,511
                                                             ============   ============   ============
Components of Net Assets
  Paid in capital..........................................  $115,749,928   $291,442,258   $778,497,938
  Undistributed (distributions in excess of) net investment
     income................................................        24,753       (42,302)        (37,805)
  Accumulated net realized gain............................            14        12,561          33,378
                                                             ------------   ------------   ------------
Net Assets.................................................  $115,774,695   $291,412,517   $778,493,511
                                                             ============   ============   ============
Net Assets by Class of Shares
  Preferred Shares.........................................  $         --   $ 1,602,166    $  7,384,764
  Universal Shares.........................................       104,912   131,036,916     138,565,713
  Institutional Shares.....................................    20,410,869   109,779,584     166,827,270
  Investor Shares..........................................    95,258,914    48,993,851     465,715,764
                                                             ------------   ------------   ------------
Net Assets.................................................  $115,774,695   $291,412,517   $778,493,511
                                                             ============   ============   ============
Shares of Beneficial Interest
  Preferred Shares.........................................            --     1,602,084       7,384,657
  Universal Shares.........................................       104,905   131,076,791     138,567,718
  Institutional Shares.....................................    20,401,807   109,774,671     166,828,566
  Investor Shares..........................................    95,243,221    48,988,712     465,716,998
Net Asset Value Per Share (Offering and Redemption Price
  per Share) for each Class................................  $       1.00   $      1.00    $       1.00

See Notes to Financial Statements.
                                                                               3

 MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS
 Six Months Ended February 28, 2003 (Unaudited)

                                                               TREASURY    GOVERNMENT
                                                                 CASH         CASH         CASH
                                                                 FUND         FUND         FUND
                                                              ----------   ----------   ----------
Net Investment Income Allocated from Portfolios
  Dividend income...........................................  $   21,111   $  87,782    $  120,608
  Interest income...........................................   1,056,961   2,229,191     7,285,171
  Net expenses..............................................     (97,595)   (164,498)     (489,267)
                                                              ----------   ----------   ----------
Net Investment Income Allocated from Portfolios (Note 2)....     980,477   2,152,475     6,916,512
                                                              ----------   ----------   ----------
Expenses
  Administration (Note 3)
     Preferred Shares.......................................          --       2,334         3,680
     Universal Shares.......................................          31      32,456        21,242
     Institutional Shares...................................      10,164      29,934        84,298
     Investor Shares........................................      33,003      16,877       153,192
     Service Shares (Note 1)................................       1,170       1,052         3,445
  Transfer Agency (Note 3)
     Preferred Shares.......................................          --       4,215         4,315
     Universal Shares.......................................       3,844      34,337        22,662
     Institutional Shares...................................      38,841     109,157       295,134
     Investor Shares........................................     121,718      61,463       529,126
     Service Shares (Note 1)................................       5,995       5,680        10,777
  Shareholder services (Note 3)
     Institutional Shares...................................      33,882      99,784       281,001
     Investor Shares........................................     110,014      56,256       510,655
     Service Shares (Note 1)................................       2,659       2,390         7,831
  Distribution (Note 3)
     Investor Shares........................................     137,516      70,319       638,311
     Service Shares (Note 1)................................       7,977       7,171        23,493
  Professional services.....................................       4,228      11,731        27,040
  Accounting................................................         744         744           746
  Trustees..................................................       4,208       7,171        25,657
  Compliance................................................       4,415       4,797         6,089
  Reporting.................................................         632       1,289         4,054
  Miscellaneous.............................................       5,671      11,174        30,451
                                                              ----------   ----------   ----------
Total Expenses..............................................     526,712     570,331     2,683,199
  Expenses reimbursed and fees waived (Note 4)..............     (74,222)    (81,431)      (82,664)
                                                              ----------   ----------   ----------
Net Expenses................................................     452,490     488,900     2,600,535
                                                              ----------   ----------   ----------
Net Investment Income.......................................     527,987   1,663,575     4,315,977
Net Realized Gain (Loss) on Investments Allocated from
  Portfolios (Note 2).......................................         (38)      1,358        (4,490)
                                                              ----------   ----------   ----------
Net Increase in Net Assets from Operations..................  $  527,949   $1,664,933   $4,311,487
                                                              ==========   ==========   ==========

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS
 Year Ended August 31, 2002 and Six Months Ended February 28, 2003

                                                                 TREASURY         GOVERNMENT
                                                                   CASH              CASH              CASH
                                                                   FUND              FUND              FUND
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2001...............................  $   292,942,102   $  430,281,612    $ 1,585,394,326
-----------------------------                                 ---------------   ---------------   ---------------
Operations
 Net investment income......................................        2,936,919       10,292,103         22,705,475
 Net realized gain on investments allocated from
   Portfolios...............................................               54           16,108             54,031
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................        2,936,973       10,308,211         22,759,506
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
 Net investment income -- Preferred Shares..................               --         (648,015)        (1,251,211)
 Net investment income -- Universal Shares..................           (1,830)      (3,085,902)          (936,651)
 Net investment income -- Institutional Shares..............         (679,973)      (5,332,274)        (9,675,064)
 Net investment income -- Investor Shares...................       (2,143,681)      (1,017,308)       (10,255,316)
 Net investment income -- Service Shares....................          (32,467)         (83,081)          (186,947)
 Net realized gain -- Preferred Shares......................               --             (168)                --
 Net realized gain -- Universal Shares......................               (8)          (1,140)                --
 Net realized gain -- Institutional Shares..................           (1,552)          (1,645)                --
 Net realized gain -- Investor Shares.......................          (10,344)            (818)                --
 Net realized gain -- Service Shares........................             (194)             (19)                --
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................       (2,870,049)     (10,170,370)       (22,305,189)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
 Sale of shares -- Preferred Shares.........................               --       81,195,742        254,441,042
 Sale of shares -- Universal Shares.........................               --    1,512,833,007        190,623,922
 Sale of shares -- Institutional Shares.....................      247,836,193    3,131,770,836      1,418,938,982
 Sale of shares -- Investor Shares..........................    2,499,197,025      694,457,809      7,051,630,371
 Sale of shares -- Service Shares...........................       79,307,974      105,103,222        242,162,740
 Reinvestment of distributions -- Preferred Shares..........               --          647,749            419,759
 Reinvestment of distributions -- Universal Shares..........            1,867        2,021,112            846,923
 Reinvestment of distributions -- Institutional Shares......          363,863        4,650,922          8,693,836
 Reinvestment of distributions -- Investor Shares...........        2,207,085        1,036,664         10,443,280
 Reinvestment of distributions -- Service Shares............           33,528           84,252            190,897
 Redemption of shares -- Preferred Shares...................               --      (69,810,329)      (241,775,419)
 Redemption of shares -- Universal Shares...................               --   (1,597,982,455)      (181,885,661)
 Redemption of shares -- Institutional Shares...............     (278,699,511)  (3,217,334,657)    (1,816,935,824)
 Redemption of shares -- Investor Shares....................   (2,600,836,834)    (698,660,396)    (7,207,142,271)
 Redemption of shares -- Service Shares.....................      (85,980,481)    (109,714,030)      (255,124,020)
                                                              ---------------   ---------------   ---------------
Net Decrease from Capital Transactions......................     (136,569,291)    (159,700,552)      (524,471,443)
                                                              ---------------   ---------------   ---------------
Net Decrease in Net Assets..................................     (136,502,367)    (159,562,711)      (524,017,126)
                                                              ---------------   ---------------   ---------------
Net Assets -- August 31, 2002 (including line (A))..........      156,439,735      270,718,901      1,061,377,200
--------------------------------------------------            ---------------   ---------------   ---------------
Operations
 Net investment income......................................          527,987        1,663,575          4,315,977
 Net realized gain (loss) on investments allocated from
   Portfolios...............................................              (38)           1,358             (4,490)
                                                              ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations..................          527,949        1,664,933          4,311,487
                                                              ---------------   ---------------   ---------------
Distributions to Shareholders from
 Net investment income -- Preferred Shares..................               --          (64,683)           (94,110)
 Net investment income -- Universal Shares..................             (655)        (802,934)          (510,365)
 Net investment income -- Institutional Shares..............         (175,456)        (563,971)        (1,579,413)
 Net investment income -- Investor Shares...................         (345,653)        (239,397)        (2,161,583)
 Net investment income -- Service Shares (Note 1)...........           (6,421)          (3,730)            (8,311)
                                                              ---------------   ---------------   ---------------
Total Distributions to Shareholders.........................         (528,185)      (1,674,715)        (4,353,782)
                                                              ---------------   ---------------   ---------------
Capital Share Transactions (at $1.00 per share)
 Sale of shares -- Preferred Shares.........................               --       40,850,000         67,452,423
 Sale of shares -- Universal Shares.........................               --      442,987,187        307,099,996
 Sale of shares -- Institutional Shares.....................      384,739,330      317,987,599        724,135,271
 Sale of shares -- Investor Shares..........................    1,149,613,775      403,699,610      2,984,256,276
 Sale of shares -- Service Shares (Note 1)..................       29,717,963       32,275,958         35,906,214
 Reinvestment of distributions -- Preferred Shares..........               --           61,363             59,667
 Reinvestment of distributions -- Universal Shares..........              571          678,306            314,192
 Reinvestment of distributions -- Institutional Shares......           67,188          328,021          1,177,731
 Reinvestment of distributions -- Investor Shares...........          314,255          214,370          1,842,825
 Reinvestment of distributions -- Service Shares (Note 1)...            6,421            3,730              8,312
 Redemption of shares -- Preferred Shares...................               --      (51,349,957)       (73,220,332)
 Redemption of shares -- Universal Shares...................               --     (394,050,748)      (215,678,350)
 Redemption of shares -- Institutional Shares...............     (384,463,589)    (326,008,470)      (905,942,710)
 Redemption of shares -- Investor Shares....................   (1,188,427,500)    (413,315,475)    (3,166,644,275)
 Redemption of shares -- Service Shares (Note 1)............      (32,233,218)     (33,658,096)       (43,608,634)
                                                              ---------------   ---------------   ---------------
Net Increase (Decrease) from Capital Transactions...........      (40,664,804)      20,703,398       (282,841,394)
                                                              ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.......................      (40,665,040)      20,693,616       (282,883,689)
                                                              ---------------   ---------------   ---------------
Net Assets -- February 28, 2003 (including line (B))
 (Unaudited)................................................  $   115,774,695   $  291,412,517    $   778,493,511
--------------------------------------------------------      ===============   ===============   ===============
(A) Undistributed (distributions in excess of) net
    investment income, August 31, 2002......................  $        24,951   $      (31,162)   $            --
(B) Undistributed (distributions in excess of) net
    investment income, February 28, 2003....................  $        24,753   $      (42,302)   $       (37,805)

See Notes to Financial Statements.
                                                                               5

 MONARCH FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                             SELECTED DATA FOR A SINGLE SHARE
                       -----------------------------------------------------------------------------
                       Beginning                                                              Ending               Net
                          Net                                                                  Net              Assets at
                         Asset                      Net       Distributions   Distributions   Asset               End of
                         Value        Net        Realized       from Net        from Net      Value               Period
Year Ended August 31,     Per      Investment     Gain on      Investment       Realized       Per     Total      (000's
(except as noted)        Share       Income     Investments      Income           Gains       Share    Return    Omitted)
--------------------------------------------------------------------------------------------------------------------------
TREASURY CASH FUND

 Universal Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)               $1.00       $0.01           --          $(0.01)            --        $1.00    0.63%     $    105
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.82%          105
 2001                     1.00        0.05           --           (0.05)            --         1.00    5.24%          102
 2000(c)                  1.00        0.04           --           (0.04)            --         1.00    4.02%        5,976

 Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00        0.01           --           (0.01)            --         1.00    0.50%       20,411
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.57%       20,068
 2001                     1.00        0.05           --           (0.05)            --         1.00    4.92%       50,554
 2000                     1.00        0.05           --           (0.05)            --         1.00    5.47%       30,480
 1999                     1.00        0.04           --(d)        (0.04)            --(d)      1.00    4.50%       55,134
 1998                     1.00        0.05           --           (0.05)            --         1.00    5.11%       91,122

 Investor Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00          --(d)        --              --(d)          --         1.00    0.31%       95,259
 2002                     1.00        0.01           --(d)        (0.01)            --(d)      1.00    1.17%      133,758
 2001                     1.00        0.04           --           (0.04)            --         1.00    4.52%      233,138
 2000                     1.00        0.05           --           (0.05)            --         1.00    5.06%      314,305
 1999                     1.00        0.04           --(d)        (0.04)            --(d)      1.00    4.10%      232,624
 1998                     1.00        0.05           --           (0.05)            --         1.00    4.72%       57,957

GOVERNMENT CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00        0.01           --           (0.01)            --         1.00    0.78%        1,602
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    2.25%       12,041
 2001(c)                  1.00          --(d)        --              --(d)          --         1.00    0.22%            8

 Universal Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00        0.01           --           (0.01)            --         1.00    0.74%      131,037
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    2.17%       81,426
 2001                     1.00        0.05           --           (0.05)            --         1.00    5.34%      164,500
 2000                     1.00        0.06           --           (0.06)            --         1.00    5.94%      225,697
 1999                     1.00        0.05           --           (0.05)            --         1.00    5.00%      277,549
 1998                     1.00        0.05           --           (0.05)            --         1.00    5.63%      253,644

 Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00        0.01           --           (0.01)            --         1.00    0.56%      109,780
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.80%      117,476
 2001                     1.00        0.05           --           (0.05)            --         1.00    4.95%      198,324
 2000                     1.00        0.05           --           (0.05)            --         1.00    5.54%      400,418
 1999                     1.00        0.05           --           (0.05)            --         1.00    4.59%      455,239
 1998                     1.00        0.05           --           (0.05)            --         1.00    5.22%      443,618

 Investor Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00          --(d)        --              --(d)          --         1.00    0.42%       48,994
 2002                     1.00        0.02           --(d)        (0.02)            --(d)      1.00    1.52%       58,397
 2001                     1.00        0.05           --           (0.05)            --         1.00    4.68%       61,546
 2000(c)                  1.00        0.04           --           (0.04)            --         1.00    3.68%       36,091
--------------------------------------------------------------------------------------------------------------------------

                            RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------
                                    Ratios to
                              Average Net Assets(a)
                       -----------------------------------
                                     Net
Year Ended August 31,    Net      Investment      Gross
(except as noted)      Expenses     Income     Expenses(b)
TREASURY CASH FUND
 Universal Shares
------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.20%       1.26%          8.62%
 2002                   0.20%       1.81%          8.77%
 2001                   0.20%       6.22%          0.92%
 2000(c)                0.20%       5.86%          0.38%

 Institutional Shares
-----------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.44%       1.04%          0.65%
 2002                   0.45%       1.68%          0.62%
 2001                   0.45%       4.57%          0.61%
 2000                   0.45%       5.30%          0.62%
 1999                   0.45%       4.43%          0.62%
 1998                   0.45%       5.00%          0.67%

 Investor Shares
----------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.84%       0.63%          0.89%
 2002                   0.85%       1.22%          0.87%
 2001                   0.84%       4.52%          0.84%
 2000                   0.84%       5.01%          0.85%
 1999                   0.83%       4.02%          0.89%
 1998                   0.82%       4.62%          0.91%

GOVERNMENT CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.12%       1.66%          0.35%
 2002                   0.12%       2.19%          0.22%
 2001(c)                0.12%       3.64%         97.77%

 Universal Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.20%       1.48%          0.26%
 2002                   0.21%       2.17%          0.25%
 2001                   0.20%       5.29%          0.23%
 2000                   0.20%       5.73%          0.24%
 1999                   0.18%       4.88%          0.25%
 1998                   0.18%       5.48%          0.26%

 Institutional Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.57%       1.12%          0.63%
 2002                   0.57%       2.05%          0.59%
 2001                   0.57%       4.80%          0.58%
 2000                   0.57%       5.41%          0.58%
 1999                   0.57%       4.50%          0.59%
 1998                   0.57%       5.09%          0.58%

 Investor Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)              0.84%       0.84%          0.87%
 2002                   0.85%       1.43%          0.85%
 2001                   0.84%       4.51%          0.84%
 2000(c)                0.85%       5.70%          0.97%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 FINANCIAL HIGHLIGHTS

                                             SELECTED DATA FOR A SINGLE SHARE
                       -----------------------------------------------------------------------------
                       Beginning                                                              Ending               Net
                          Net                                                                  Net              Assets at
                         Asset                      Net       Distributions   Distributions   Asset               End of
                         Value        Net        Realized       from Net        from Net      Value               Period
Year Ended August 31,     Per      Investment     Gain on      Investment       Realized       Per     Total      (000's
(except as noted)        Share       Income     Investments      Income           Gains       Share    Return    Omitted)
--------------------------------------------------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)               $1.00       $0.01           --          $(0.01)            --        $1.00     0.77%    $  7,385
 2002                     1.00        0.02           --           (0.02)            --         1.00     2.21%      13,095
 2001(c)                  1.00          --(d)        --              --(d)          --         1.00     0.22%           8

 Universal Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00        0.01           --           (0.01)            --         1.00     0.73%     138,566
 2002                     1.00        0.02           --           (0.02)            --         1.00     2.12%      46,833
 2001                     1.00        0.05           --           (0.05)            --         1.00     5.49%      37,236
 2000                     1.00        0.06           --           (0.06)            --         1.00     6.04%      70,451
 1999                     1.00        0.05           --           (0.05)            --         1.00     5.09%      98,705
 1998                     1.00        0.06           --           (0.06)            --         1.00     5.65%      91,671

 Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00        0.01           --           (0.01)            --         1.00     0.55%     166,827
 2002                     1.00        0.02           --           (0.02)            --         1.00     1.75%     347,469
 2001                     1.00        0.05           --           (0.05)            --         1.00     5.11%     736,555
 2000                     1.00        0.06           --           (0.06)            --         1.00     5.65%     863,603
 1999                     1.00        0.05           --           (0.05)            --         1.00     4.68%     569,409
 1998                     1.00        0.05           --           (0.05)            --         1.00     5.24%     299,220

 Investor Shares
--------------------------------------------------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)                1.00          --(d)        --              --(d)          --         1.00     0.41%     465,716
 2002                     1.00        0.01           --           (0.01)            --         1.00     1.48%     646,285
 2001                     1.00        0.05           --           (0.05)            --         1.00     4.85%     791,138
 2000                     1.00        0.05           --           (0.05)            --         1.00     5.38%     994,191
 1999                     1.00        0.04           --           (0.04)            --         1.00     4.41%     269,421
 1998                     1.00        0.05           --           (0.05)            --         1.00     4.97%     181,754

                            RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------
                                    Ratios to
                              Average Net Assets(a)
                       -----------------------------------
                                     Net
Year Ended August 31,    Net      Investment      Gross
(except as noted)      Expenses     Income     Expenses(b)
--------------------------------------------------------------------------------
CASH FUND

 Preferred Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)               0.12%       1.53%         0.28%
 2002                    0.12%       1.88%         0.20%
 2001(c)                 0.12%       3.76%        91.14%

 Universal Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)               0.20%       1.43%         0.25%
 2002                    0.21%       2.03%         0.25%
 2001                    0.20%       5.68%         0.24%
 2000                    0.20%       5.84%         0.23%
 1999                    0.18%       4.99%         0.25%
 1998                    0.18%       5.48%         0.29%

 Institutional Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)               0.57%       1.12%         0.61%
 2002                    0.57%       1.84%         0.58%
 2001                    0.57%       5.07%         0.57%
 2000                    0.58%       5.55%         0.58%
 1999                    0.57%       4.56%         0.60%
 1998                    0.57%       5.11%         0.61%

 Investor Shares
--------------------------------------------------------------------------------
 Six months ended
   February 28,
   2003(e)               0.84%       0.84%         0.85%
 2002                    0.83%       1.51%         0.83%
 2001                    0.82%       4.78%         0.82%
 2000                    0.83%       5.40%         0.85%
 1999                    0.83%       4.30%         0.85%
 1998                    0.83%       4.86%         0.86%

(a) All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c) See Note 1 for dates of commencement of operations.
(d) Less than $0.01 per share.
(e) Unaudited.

See Notes to Financial Statements.
                                                                               7

 MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 February 28, 2003 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION

Monarch Funds (the "Trust") was organized as a Delaware business trust on July 10, 1992. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has three diversified investment portfolios, Treasury Cash Fund, Government Cash Fund and Cash Fund (each a "Fund"). The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Effective January 29, 2003, the Trust ceased its public offering of Service Shares of each Fund. Each Fund currently is authorized to issue four classes of shares: Preferred Shares, Universal Shares, Institutional Shares, and Investor Shares. The Trust commenced the offering of each class of shares as follows:

Treasury Cash Fund (Universal Shares)                   December 30, 1999
Treasury Cash Fund (Institutional Shares)                   July 12, 1993
Treasury Cash Fund (Investor Shares)                     October 25, 1995
Government Cash Fund (Preferred Shares)                   August 10, 2001
Government Cash Fund (Universal Shares)                  October 29, 1992
Government Cash Fund (Institutional Shares)                 July 15, 1993
Government Cash Fund (Investor Shares)                  December 30, 1999
Cash Fund (Preferred Shares)                              August 10, 2001
Cash Fund (Universal Shares)                             December 1, 1992
Cash Fund (Institutional Shares)                            July 15, 1993
Cash Fund (Investor Shares)                                 June 16, 1995

MASTER-FEEDER ARRANGEMENT Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each Portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of February 28, 2003, the percentage of Treasury Cash Portfolio owned by Treasury Cash Fund was 45.4%; the percentage of Government Cash Portfolio owned by Government Cash Fund was 71.5%; and the percentage of Cash Portfolio owned by Cash Fund was 88.9%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION Generally, each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.

INVESTMENT INCOME AND EXPENSES Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 February 28, 2003 (Unaudited)

CLASS SPECIFIC EXPENSES Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from the Portfolios based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. For the period ended February 28, 2003, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.06% of the average daily net assets of each share class.

TRANSFER AGENT The transfer agent and dividend disbursing agent for the Funds is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.20% of the average daily net assets of Institutional Shares and Investor Shares of each Fund, and 0.05% of the average daily net assets of Universal Shares of each Fund. All share classes, including Preferred Shares, also pay certain account fees and out-of-pocket expenses. In addition, FSS is paid a annual fee of $12,000 per Fund plus $6,000 per class of shares for each class above one.

SHAREHOLDER SERVICE AGENT The Trust has adopted a shareholder servicing plan with respect to each of Institutional Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at the annual rate of 0.20% of the average daily net assets attributable to Institutional Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers who hold Institutional Shares or Investor Shares.

DISTRIBUTOR Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act under which the Trust pays FFS a distribution fee at an annual rate of 0.25% of the average daily net assets of Investor Shares of each Fund. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS
 February 28, 2003 (Unaudited)

NOTE 4.  WAIVER OF FEES / REIMBURSEMENT OF EXPENSES

FAdS, FSS, and FFS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the period ended February 28, 2003, fees waived and expenses reimbursed were as follows:

                                                    TRANSFER   SHAREHOLDER                  REIMBURSED
                                   ADMINISTRATION    AGENT      SERVICES     DISTRIBUTION    EXPENSES     TOTAL
                                   --------------   --------   -----------   ------------   ----------   -------
Treasury Cash Fund                     $   50       $ 5,331      $58,486        $7,882        $2,473     $74,222
Government Cash Fund                    6,603        31,319       35,969         3,827         3,713      81,431
Cash Fund                               4,475        20,912       50,373         4,131         2,773      82,664

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS -- TREASURY CASH PORTFOLIO
 February 28, 2003 (Unaudited)

    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------
U.S. TREASURY BILLS (A) (78.3%)
$200,000,000   1.15%, 3/20/03...................  $199,872,806
                                                  ------------
REPURCHASE AGREEMENTS (18.2%)
  36,820,000   Bear, Stearns & Co., Inc., 1.30%,
               3/3/03, to be repurchased at
               $36,823,989; collateralized by
               various U.S. Treasury
               Obligations......................    36,820,000
   9,686,000   Deutsche Bank AG, 1.29%, 3/3/03,
               to be repurchased at $9,687,041;
               collateralized by various U.S.
               Treasury Obligations.............     9,686,000
                                                  ------------
Total Repurchase Agreements                         46,506,000
                                                  ------------
   SHARES
------------
SHORT-TERM INVESTMENT (3.5%)
   8,976,000   Dreyfus Treasury Cash Management
               Fund.............................     8,976,000
                                                  ------------
Total Investments at Amortized Cost (100.0%)      $255,354,806
Other Assets and Liabilities, Net (0.0%)                26,554
                                                  ------------
TOTAL NET ASSETS (100.0%)                         $255,381,360
                                                  ============

(A)  Annualized yield at time of purchase.



See Notes to Financial Statements.
                                                                              11

 MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS -- GOVERNMENT CASH PORTFOLIO
 February 28, 2003 (Unaudited)

    FACE                   SECURITY                                     FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE             AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------      ------------   ---------------------------------  ------------
U.S. GOVERNMENT SECURITIES (66.1%)                                  SMALL BUSINESS ADMINISTRATION (B)
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- DISCOUNT NOTES (A)         $  1,173,288   Pool #504269, 1.88%, 5/25/15.....  $  1,175,152
  (52.6%)                                                                469,010   Pool #504345, 1.88%, 5/25/18.....       469,010
$ 50,000,000   1.59%, 4/9/03....................  $ 49,914,417         3,247,212   Pool #504366, 1.63%, 2/25/24.....     3,245,129
  35,000,000   1.30%, 4/28/03...................    34,927,258         6,903,759   Pool #504719, 1.88%, 7/25/24.....     6,903,759
  25,000,000   1.23%, 5/7/03....................    24,942,771         2,846,732   Pool #504727, 1.88%, 9/25/24.....     2,846,732
  20,000,000   1.29%, 5/27/03...................    19,937,892         3,924,312   Pool #504765, 1.88%, 10/25/09....     3,915,904
  85,303,000   1.29%, 5/28/03...................    85,035,543         3,817,065   Pool #504769, 1.88%, 10/25/24....     3,817,065
                                                  ------------         1,831,291   Pool #505204, 2.00%, 9/25/25.....     1,830,859
Total Federal National Mortgage Association --                         1,693,694   Pool #505205, 2.06%, 9/25/07.....     1,693,432
  Discount Notes                                   214,757,881                                                        ------------
                                                  ------------      Total Small Business Administration                 54,825,849
SMALL BUSINESS ADMINISTRATION (B) (13.5%)                                                                             ------------
     350,329   Pool #501077, 2.75%, 11/25/14....       350,329      Total U.S. Government Securities                   269,583,730
     646,670   Pool #501308, 2.75%, 10/25/15....       646,670                                                        ------------
   1,061,815   Pool #501543, 2.63%, 7/25/16.....     1,061,815      REPURCHASE AGREEMENTS (33.0%)
     158,193   Pool #501690, 2.38%, 12/25/16....       158,193        25,000,000   Bear, Stearns & Co., Inc., 1.28%,
     426,678   Pool #501898, 2.50%, 7/25/17.....       426,678                     3/3/03, to be repurchased at
   2,508,732   Pool #502150, 2.25%, 2/25/18.....     2,525,277                     $25,006,222; collateralized by
     103,291   Pool #502161, 2.25%, 2/25/18.....       103,291                     various U.S. Government Agency
     661,460   Pool #502208, 2.25%, 2/25/18.....       664,010                     Securities.......................    25,000,000
     149,236   Pool #502306, 2.25%, 2/25/18.....       149,236        44,770,000   Bear, Stearns & Co., Inc., 1.40%,
     169,885   Pool #502613, 2.25%, 4/25/19.....       169,885                     3/3/03, to be repurchased at
     411,890   Pool #503058, 2.13%, 7/25/15.....       411,890                     $44,775,223; collateralized by
     690,424   Pool #503082, 2.13%, 9/25/20.....       690,424                     various U.S. Government Agency
     293,972   Pool #503120, 2.13%, 10/25/20....       293,972                     Securities.......................    44,770,000
     204,244   Pool #503121, 2.13%, 9/25/15.....       204,244        64,856,000   Deutsche Bank AG, 1.29%, 3/3/03,
   3,721,682   Pool #503152, 1.88%, 11/25/20....     3,721,682                     to be repurchased at $64,862,972;
     415,261   Pool #503232, 1.88%, 12/25/15....       415,261                     collateralized by various U.S.
     346,104   Pool #503278, 1.88%, 2/25/21.....       346,126                     Government Agency Securities.....    64,856,000
     804,014   Pool #503431, 2.00%, 7/25/21.....       804,256                                                        ------------
   1,256,605   Pool #503461, 2.00%, 9/25/21.....     1,256,955      Total Repurchase Agreements                        134,626,000
     279,010   Pool #503472, 2.00%, 8/25/21.....       279,010                                                        ------------
     387,198   Pool #503553, 1.88%, 11/25/21....       386,489         SHARES
   2,630,863   Pool #503614, 1.88%, 1/25/22.....     2,630,863      ------------
   1,173,251   Pool #503671, 1.88%, 3/25/22.....     1,173,251      SHORT-TERM INVESTMENT (2.3%)
     578,348   Pool #503754, 1.88%, 5/25/22.....       578,348         9,520,000   Dreyfus Government Cash
      65,823   Pool #503780, 1.88%, 3/25/22.....        65,881                     Management Fund..................     9,520,000
   1,905,625   Pool #503882, 1.75%, 9/25/22.....     1,904,083                                                        ------------
     256,254   Pool #503892, 1.88%, 7/25/22.....       256,538      Total Investments at Amortized Cost (101.4%)      $413,729,730
   1,911,522   Pool #503909, 1.75%, 10/25/22....     1,910,836      Other Assets and Liabilities, Net (-1.4%)           (5,579,865)
   1,280,001   Pool #504015, 1.75%, 1/25/23.....     1,279,805                                                        ------------
   1,301,172   Pool #504062, 1.75%, 2/25/23.....     1,301,172      NET ASSETS (100.0%)                               $408,149,865
   2,033,614   Pool #504074, 1.75%, 2/25/23.....     2,033,614
     727,586   Pool #504203, 1.88%, 7/25/13.....       728,723      (A) Annualized yields at time of purchase.

                                                                    (B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the
                                                                        longer of the demand period or time to the next
                                                                        readjustment.  The interest rates shown reflect the rate
                                                                        in effect on February 28, 2003.

See Notes to Financial Statements.

 12


                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 SCHEDULE OF INVESTMENTS -- CASH PORTFOLIO
 February 28, 2003 (Unaudited)

    FACE                   SECURITY                                    FACE                   SECURITY
   AMOUNT                 DESCRIPTION                VALUE             AMOUNT                 DESCRIPTION                VALUE
------------   ---------------------------------  ------------      ------------   ---------------------------------  ------------
              U.S. GOVERNMENT SECURITIES (14.9%)                    $ 10,000,000   Transamerica Financial, 1.26%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- DISCOUNT NOTES (A)                       8/12/03..........................  $  9,943,056
  (4.0%)                                                              40,000,000   UBS Financial Corp., 1.32%,
$ 35,160,000   1.76%, 3/14/03...................  $ 35,137,908                     3/13/03..........................    39,982,400
                                                  ------------        40,000,000   Westdeutsche Landesbank, 1.27%,
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- DISCOUNT NOTES (A)                        6/2/03...........................    39,869,800
  (9.1%)                                                                                                              ------------
  40,000,000   1.30%, 4/28/03...................    39,916,867                                Total Commercial Paper   414,335,811
  40,000,000   1.29%, 5/28/03...................    39,874,844                                                        ------------
                                                  ------------      CORPORATE NOTES (B) (12.1%)
Total Federal National Mortgage Association --                        25,000,000   Bear, Stearns & Co., Inc., 1.38%,
  Discount Notes                                    79,791,711                     7/31/03..........................    25,000,000
                                                  ------------        25,000,000   Bear, Stearns & Co., Inc., 1.35%,
SMALL BUSINESS ADMINISTRATION (B) (1.8%)                                           9/24/03..........................    25,000,000
      97,547   Pool #500536, 3.25%, 5/25/13.....        97,547        20,000,000   CIT Group, Inc., 2.59%,
      53,718   Pool #500730, 4.13%, 2/25/04.....        53,718                     11/25/03.........................    20,006,859
     429,368   Pool #501733, 2.25%, 2/25/17.....       432,094        22,000,000   CIT Group, Inc., 2.63%, 1/9/04...    22,000,000
     560,732   Pool #501989, 2.38%, 10/25/12....       561,058        13,850,000   Countrywide Home Loan, 1.68%,
      79,771   Pool #502914, 2.25%, 3/25/15.....        79,771                     6/3/03...........................    13,852,716
     816,975   Pool #503121, 2.13%, 9/25/15.....       816,975                                                        ------------
     781,971   Pool #503429, 2.00%, 6/25/16.....       781,971                                 Total Corporate Notes   105,859,575
     314,151   Pool #503461, 2.00%, 9/25/21.....       314,247                                                        ------------
   1,426,496   Pool #503553, 1.88%, 11/25/21....     1,423,401      REPURCHASE AGREEMENTS (25.0%)
     867,522   Pool #503754, 1.88%, 5/25/22.....       867,522        37,240,000   Bank of America, 1.28%, 3/3/03,
  10,231,130   Pool #504366, 1.63%, 2/25/24.....    10,224,523                     to be repurchased at $37,243,972;
                                                  ------------                     collateralized by various U.S.
             Total Small Business Administration    15,652,827                     Government Agency Securities.....    37,240,000
                                                  ------------        70,000,000   Bear, Stearns & Co., Inc., 1.40%,
                Total U.S. Government Securities   130,582,446                     3/3/03, to be repurchased at
                                                  ------------                     $70,008,167; collateralized by
COMMERCIAL PAPER (A) (47.3%)                                                       various U.S. Government Agency
  30,000,000   American Express Credit, 1.75%,                                     Securities.......................    70,000,000
               3/10/03..........................    29,987,025        80,000,000   Bear, Stearns & Co., Inc., 1.28%,
  20,000,000   American Express Credit, 1.75%,                                     3/3/03, to be repurchased at
               3/18/03..........................    19,983,661                     $80,019,911; collateralized by
  25,000,000   Corporate Asset Funding Co.,                                        various U.S. Government Agency
               1.33%, 3/7/03....................    24,994,458                     Securities.......................    80,000,000
  40,000,000   Deutsche Bank Financing Corp.,                         31,875,000   Deutsche Bank AG, 1.29%, 3/3/03,
               1.32%, 4/16/03...................    39,933,044                     to be repurchased at $31,878,427;
   5,000,000   Edison Asset Securitization,                                        collateralized by various U.S.
               1.77%, 3/4/03....................     4,999,271                     Government Agency Securities.....    31,875,000
  25,000,000   Edison Asset Securitization,                                                                           ------------
               1.67%, 3/13/03...................    24,986,167                           Total Repurchase Agreements   219,115,000
   5,000,000   General Electric Capital Corp.,                                                                        ------------
               1.77%, 3/4/03....................     4,999,271         SHARES
  40,000,000   Goldman Sachs Group, 1.26%,                          ------------
               5/23/03..........................    39,883,800      SHORT-TERM INVESTMENT (0.7%)
  25,000,000   International Lease Finance                             6,509,000   Dreyfus Cash Management Fund.....     6,509,000
               Corp., 1.33%, 3/7/03.............    24,994,458                                                        ------------
  40,000,000   Salomon Smith Barney Holdings,                           Total Investments at Amortized Cost (100.0%)  $876,401,832
               1.33%, 3/14/03...................    39,980,789              Other Assets and Liabilities, Net (0.0%)       371,716
  40,000,000   Societe Generale, N.A., 1.25%                                                                          ------------
               4/23/03..........................    39,926,389                                   NET ASSETS (100.0%)  $876,773,548
  10,000,000   Transamerica Financial, 1.26%                                                                          ============
               6/13/03..........................     9,963,889
  20,000,000   Transamerica Financial, 1.26%                        (A)  Annualized yields at time of purchase.
               7/11/03..........................    19,908,333      (B)  Certain securities are deemed to have a maturity
                                                                         remaining until the next adjustment of the interest
                                                                         rate, or the longer of the demand period or time to the
                                                                         next readjustment. The interest rates shown reflect the
                                                                         rate in effect on February 28, 2003.

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF ASSETS AND LIABILITIES -- PORTFOLIOS
 February 28, 2003 (Unaudited)

                                                               TREASURY      GOVERNMENT
                                                                 CASH           CASH           CASH
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             ------------   ------------   ------------
Assets
  Investments (Note 2)
     Securities at amortized cost..........................  $208,848,806   $279,103,730   $657,286,832
     Repurchase agreements at amortized cost...............    46,506,000   134,626,000     219,115,000
                                                             ------------   ------------   ------------
  Total investments, at amortized cost.....................   255,354,806   413,729,730     876,401,832
                                                             ------------   ------------   ------------
  Cash.....................................................        35,197            --          19,969
  Interest and other receivables...........................         9,756       197,728         302,524
  Securities sold receivable...............................            --       819,956          65,333
  Prepaid expenses.........................................         5,006        12,605          41,896
                                                             ------------   ------------   ------------
Total Assets...............................................   255,404,765   414,760,019     876,831,554
                                                             ------------   ------------   ------------
Liabilities
  Payable to Custodian.....................................            --     6,583,930              --
  Accrued liabilities:
     Investment Advisory fees (Note 3).....................         7,476        10,343          24,239
     Administration fees (Note 3)..........................        10,415        14,409          33,767
     Other.................................................         5,514         1,472              --
                                                             ------------   ------------   ------------
Total Liabilities..........................................        23,405     6,610,154          58,006
                                                             ------------   ------------   ------------
Net Assets.................................................  $255,381,360   $408,149,865   $876,773,548
                                                             ============   ============   ============

See Notes to Financial Statements.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF OPERATIONS -- PORTFOLIOS
 Six Months Ended February 28, 2003 (Unaudited)

                                                               TREASURY    GOVERNMENT
                                                                 CASH         CASH         CASH
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                              ----------   ----------   ----------
Investment Income
  Dividends.................................................  $   44,062   $ 124,746    $  133,935
  Interest income...........................................   2,068,435   3,173,824     8,083,778
                                                              ----------   ----------   ----------
Total Investment Income.....................................   2,112,497   3,298,570     8,217,713
Expenses
  Investment advisory (Note 3)..............................      48,531      65,635       164,582
  Administration (Note 3)...................................      72,224      97,678       244,934
  Custody (Note 3)..........................................      18,057      24,421        61,238
  Accounting (Note 3).......................................      28,737      27,068        29,786
  Professional services.....................................      10,206      11,265        19,358
  Trustees..................................................       2,191       2,968         7,442
  Miscellaneous.............................................      12,891       5,388        16,415
                                                              ----------   ----------   ----------
Total Expenses..............................................     192,837     234,423       543,755
                                                              ----------   ----------   ----------
Net Investment Income.......................................   1,919,660   3,064,147     7,673,958
Net Realized Gain (Loss) on Investments Sold................         (33)      1,993        (4,673)
                                                              ----------   ----------   ----------
Net Increase in Net Assets from Operations..................  $1,919,627   $3,066,140   $7,669,285
                                                              ==========   ==========   ==========

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS -- PORTFOLIOS
 Year Ended August 31, 2002 and Six Months Ended February 28, 2003

                                                           TREASURY         GOVERNMENT
                                                             CASH              CASH              CASH
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2001.........................  $   477,009,669   $   534,617,955   $ 1,698,328,693
-----------------------------------                     ---------------   ---------------   ---------------
Operations
  Net investment income...............................        7,480,374        14,703,161        32,855,936
  Net realized gain on investments sold...............               64            19,168            58,180
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............        7,480,438        14,722,329        32,914,116
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................    1,691,386,210     3,887,574,567     1,911,648,358
  Withdrawals.........................................   (1,904,212,227)   (4,056,188,561)   (2,495,057,491)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...     (212,826,017)     (168,613,994)     (583,409,133)
                                                        ---------------   ---------------   ---------------
Net Decrease in Net Assets............................     (205,345,579)     (153,891,665)     (550,495,017)
                                                        ---------------   ---------------   ---------------
Net Assets -- August 31, 2002.........................      271,664,090       380,726,290     1,147,833,676
-----------------------------------                     ---------------   ---------------   ---------------
Operations
  Net investment income...............................        1,919,660         3,064,147         7,673,958
  Net realized gain (loss) on investments sold........              (33)            1,993            (4,673)
                                                        ---------------   ---------------   ---------------
Net Increase in Net Assets from Operations............        1,919,627         3,066,140         7,669,285
                                                        ---------------   ---------------   ---------------
Transactions in Investors' Beneficial Interests
  Contributions.......................................      874,515,197       506,126,711       782,982,329
  Withdrawals.........................................     (892,717,554)     (481,769,276)   (1,061,711,742)
                                                        ---------------   ---------------   ---------------
Net Transactions in Investors' Beneficial Interests...      (18,202,357)       24,357,435      (278,729,413)
                                                        ---------------   ---------------   ---------------
Net Increase (Decrease) in Net Assets.................      (16,282,730)       27,423,575      (271,060,128)
                                                        ---------------   ---------------   ---------------
Net Assets -- February 28, 2003 (Unaudited)...........  $   255,381,360   $   408,149,865   $   876,773,548
---------------------------------------------------     ===============   ===============   ===============

See Notes to Financial Statements.

 MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 February 28, 2003 (Unaudited)

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios. These financial statements relate to Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). The Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:

SECURITY VALUATION Generally, each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS Each Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each Portfolio, based upon the total average daily net assets of the Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets.

ADMINISTRATOR The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS -- PORTFOLIOS
 February 28, 2003 (Unaudited)

OTHER SERVICE PROVIDERS Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each Portfolio of $5,000 per month, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as Core Trust's custodian and may employ subcustodians. For its services, the Custodian receives a fee at an annual rate of 0.0125% of Total Portfolio Assets.

NOTE 4.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and net expenses to average net assets are listed below. In the absence of applicable fee waivers, the ratio of expenses to average net assets for Treasury Cash Portfolio during 1998 would have been 0.17%.

                                                                RATIOS TO AVERAGE NET ASSETS
                                                              -------------------------------
                                                                   NET
                                                                INVESTMENT         NET        TOTAL
YEAR ENDED AUGUST 31, (EXCEPT AS NOTED)                           INCOME         EXPENSES     RETURN
------------------------------------------------------------  --------------   ------------   ------
Treasury Cash Portfolio
  Six Months Ended February 28, 2003........................      1.33%            0.13%       0.66%
  2002......................................................      1.94%            0.13%       1.89%
  2001......................................................      5.09%            0.13%       5.25%
  2000......................................................      5.69%            0.13%       5.80%
  1999......................................................      4.69%            0.14%       4.77%
  1998......................................................      5.34%            0.15%       5.50%

Government Cash Portfolio
  Six Months Ended February 28, 2003........................      1.57%            0.12%       0.78%
  2002......................................................      2.35%            0.12%       2.25%
  2001......................................................      5.28%            0.11%       5.42%
  2000......................................................      5.85%            0.12%       6.01%
  1999......................................................      4.94%            0.12%       5.04%
  1998......................................................      5.52%            0.13%       5.70%

Cash Portfolio
  Six Months Ended February 28, 2003........................      1.57%            0.11%       0.78%
  2002......................................................      2.24%            0.11%       2.22%
  2001......................................................      5.49%            0.11%       5.58%
  2000......................................................      6.03%            0.11%       6.12%
  1999......................................................      5.00%            0.12%       5.14%
  1998......................................................      5.55%            0.13%       5.75%

 18